Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of lease investment and net lease investment
(c)	As of December 31, 2019 and 2020, the Company’s total and net lease investments in the leases are as follows:

(in millions of Won)	2019		2020
Less than 1 year	￦	237	41,847
1 year - 3 years		46,161	47

Undiscounted lease payments		46,398	41,894
Unrealized interest income		(2,452)	(7)

Present value of minimum lease payment	￦	43,946	41,887